Drilling units - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Jul. 02, 2018
Drilling units [Line Items]
Impairment of long-lived assets	$ 0	$ 414	$ 0	$ 696
Fresh Start Adjustments
Drilling units [Line Items]
Adjustments, increase (decrease), Drilling units		(5,734)
Drilling units
Drilling units [Line Items]
Impairment of long-lived assets		414
Net book value	6,659	12,531	6,401	13,216	$ 6,797
Cost	6,890	17,038	7,048	17,335	6,797
Accumulated depreciation	$ 231	4,507	647	$ 4,119	$ 0
Drilling units | West Castor
Drilling units [Line Items]
Net book value			53
Cost			72
Accumulated depreciation			$ 19
Drilling units | Fresh Start Adjustments
Drilling units [Line Items]
Adjustments, increase (decrease), Drilling units		$ (5,734)